Summary of Cash and Cash Equivalents and Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of cash and cash equivalents and short-term investments
Amortized Cost	$ 7,617	$ 6,515
Gross Unrealized Gain		1
Gross Unrealized (Loss)
Estimated Fair Value	7,617	6,516
Cash and cash equivalents [Member]
Summary of cash and cash equivalents and short-term investments
Amortized Cost	7,414	2,148
Gross Unrealized (Loss)
Estimated Fair Value	7,414	2,148
Commercial paper [Member]
Summary of cash and cash equivalents and short-term investments
Amortized Cost		799
Gross Unrealized (Loss)
Estimated Fair Value		799
Certificates of deposit [Member]
Summary of cash and cash equivalents and short-term investments
Amortized Cost		730
Gross Unrealized (Loss)
Estimated Fair Value		730
U.S. Treasury notes [Member]
Summary of cash and cash equivalents and short-term investments
Amortized Cost	203	4,986
Gross Unrealized Gain		1
Gross Unrealized (Loss)
Estimated Fair Value	$ 203	$ 4,987